UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Richard B. Nye
Address:  477 Madison Avenue, 16th Floor
          New York, NY  10022

13 File Number: 28-1709

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard B. Nye
Title:
Phone:
Signature, Place and Date of Signing:

    Richard B. Nye  October 18, 2002

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    9

Form 13F Information Table Value Total:    29241

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AT&T CORP COM                  COMMON STOCK     001957109     1032    85954 SH       SOLE                  85954        0        0
D BP PLC ADRC SPONS ADR          ADRS STOCKS      055622104     9124   228669 SH       SOLE                 228669        0        0
D CALIFORNIA FED BANK SCLP       COMMON STOCK     130209703       22    55869 SH       SOLE                  55869        0        0
D CHEVRON TEXACO CORP (EX CHEVRO COMMON STOCK     166764100     5614    81072 SH       SOLE                  81072        0        0
D J.P. MORGAN CHASE & CO  COM    OPTIONS - CALLS  46625H0JD      380    20000 SH  CALL SOLE                  20000        0        0
D K MART CORP COM                COMMON STOCK     482584109       72   147000 SH       SOLE                 147000        0        0
D K MART CORP COM                OPTIONS - PUTS   4825844MA       72   147000 SH  PUT  SOLE                 147000        0        0
D KMART FINANCING I TR 7.75% CON PRFD STK (CONVRT 498778208      173    50989 SH       SOLE                  50989        0        0
D TRW INC                        COMMON STOCK     872649108    12752   217799 SH       SOLE                 217799        0        0
S REPORT SUMMARY                  9 DATA RECORDS               29241        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED